UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Rosen Real Estate Securities LLC
Address:		1995 University Avenue, Ste 550
			Berkeley, CA  94704

13F File Number:	028-12206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chief Executive Officer
Phone:			510-549-4585

Signature,			Place, 				Date of Signing:

/s/ KENNETH T. ROSEN		Berkeley, California		November 12, 2010

Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		32
Form 13F Information Table Value Total:		358,973

List of Other Included Managers: 		N/A

No. 13F File Number			Name
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FORM 13F INFORMATION TABLE

NAME OF ISSUER				TITLE				VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         				OF CLS		CUSIP		X$1000)		PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------			--------------	-----		-------		-------	---	----	-------	-------	------	------	------
ALEXANDRIA REAL ESTATE			COMMON STOCKS	15271109	2684		38341	SH		Sole		38341
AMB PROPERTY CORP			COMMON STOCKS	00163T109	12600		476013	SH		Sole		476013
AVALON BAY CMNTYS INC			COMMON STOCKS	53484101	22384		215375	SH		Sole		215375
BOSTON PROPERTIES INC			COMMON STOCKS	101121101	21120		254092	SH		Sole		254092
BRANDYWINE RLTY TR			COMMON STOCKS	105368203	4369		356683	SH		Sole		356683
BRE PROPERTIES INC CL A			COMMON STOCKS	05564E106	27403		660317	SH		Sole		660317
CALI REALTY CORP			COMMON STOCKS	554489104	6419		196225	SH		Sole		196225
CAMDEN PROPERTY TRUST-SBI		COMMON STOCKS	133131102	1074		22397	SH		Sole		22397
CHATHAM LODGING TR			NASDAQ OTC ISS	16208T102	493		26494	SH		Sole		26494
CHESAPEAKE LODGING TRUST SH BEN		NASDAQ OTC ISS	165240102	416		25401	SH		Sole		25401
COLONY FINANCIAL INC			NASDAQ OTC ISS	19624R106	895		48449	SH		Sole		48449
CORPORATE OFFICE PROPERTIES		COMMON STOCKS	22002T108	13122		351700	SH		Sole		351700
DOUGLAS EMMETT INC			COMMON STOCKS	25960P109	15025		858073	SH		Sole		858073
EQUITY RESIDENTIAL PROPERTIES		COMMON STOCKS	29476L107	28301		594929	SH		Sole		594929
ESSEX PROPERTY TRUST INC		COMMON STOCKS	297178105	11313		103369	SH		Sole		103369
FEDERAL REALTY INVT TR SBI NEW		COMMON STOCKS	313747206	17076		209105	SH		Sole		209105
HCP INC					COMMON STOCKS	40414L109	17227		478792	SH		Sole		478792
HUDSON PACIFIC PROPERTIES IN		COMMON STOCKS	444097109	6280		383648	SH		Sole		383648
ISHARES TR DJ US REAL ESTATE IDX	PUT OPTIONS	464287739	7937		150100	SH	PUT	Sole		150100
KENNEDY-WILSON HLDGS INCP		COMMON STOCKS	489398107	2325		219363	SH		Sole		219363
LIBERTY PROPERTY TRUST			COMMON STOCKS	531172104	5252		164650	SH		Sole		164650
MACERICH CO				COMMON STOCKS	554382101	11784		274369	SH		Sole		274369
NORTH AMERICAN FINL HOLDINGS INC	NASDAQ OTC ISS	65685Q206	1476		77674	SH		Sole		77674
PROLOGIS TR				COMMON STOCKS	743410102	2415		205027	SH		Sole		205027
REGENCY REALTY CORP			COMMON STOCKS	758849103	8435		213707	SH		Sole		213707
RETAIL OPPORTUNITY INVESTMENTS		COMMON STOCKS	76131N101	8446		882554	SH		Sole		882554
SIMON PROPERTY GROUP INC		COMMON STOCKS	828806109	35866		386734	SH		Sole		386734
SL GREEN REALTY CORP			COMMON STOCKS	78440X101	6165		97352	SH		Sole		97352
Starwood Property Trust Inc		NASDAQ OTC ISS	85571B105	2278		114663	SH		Sole		114663
TAUBMAN CENTERS INC			COMMON STOCKS	876664103	9221		206704	SH		Sole		206704
UDR INC					COMMON STOCKS	902653104	17768		841269	SH		Sole		841269
VORNADO REALTY TRUST			COMMON STOCKS	929042109	31404		367166	SH		Sole		367166

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